Long Term Debt - BlueStone Revolving Credit Facility - Additional Information (Detail) (BlueStone Natural Resources Holdings, LLC [Member], Revolving Credit Facility [Member], USD $)	0 Months Ended
	Jun. 25, 2010	Aug. 27, 2013	Dec. 31, 2012	Jul. 08, 2009
BlueStone Natural Resources Holdings, LLC [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Revolving credit facility	$ 150,000,000			$ 150,000,000
Long-term debt		$ 0	$ 0
Debt Instrument, maturity date	Jun. 25, 2014